Small-Company Stock Fund Expense Example - Small-Company Stock Fund - Small-Company Stock Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	$ 1,329